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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21143

Blue and White Funds Trust

Exact name of registrant as specified in charter)

8383 Wilshire Blvd, Suite 100	Beverly Hills CA	90211
(Address of principal executive offices)		(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A,2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877 429-3863

Date of fiscal year end:   08/31/2005

Date of reporting period: 06/30/2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

(a).	The name of the issuer of the portfolio security;

(b).	The exchange ticker symbol of the portfolio security;

(c).	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).	The shareholder meeting date;

(e).	A brief identification of the matter voted on;

(f).	Whether the matter was proposed by the issuer or by a security holder;

(g).	Whether the Registrant cast its vote on the matter;

(h).	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).	Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue and White Funds Trust

By (Signature and Title)*	/s/ Michael Poutre, President

Date	August 26, 2005

* Print the name and title of each signing officer under his or her signature.

N- PX Report , June 01, 2004 - July 30, 2005

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/ Against Mgmt	# of Shares
M- Systems Flash Disk Pioneers LTD.	FLSH	M7061C10	11/4/2004	1. Election of directors:	Issuer	No	N/A	N/A	5,000

MR. Dov Moran
Mr. Aryeh Mergi
Mr. Yossi Ben Shalom
Ms. Dana Gross
Dr. Hans Wagner

				2. Reappointment of Kost Forer Gabby & Kasierer (a member of Ernst & Young International) as company's independent auditors for the fiscal year ending December 31, 2004.		No	N/A	N/A

				3. Approval of the grant of stock options to directors of the company.		No	N/A	N/A

				4. Approval of the increase in the number of ordinary shares reserved for issuance under the company's 2003 stock option and restricted stock incentive plan.		No	N/A	N/A

Orbotech LTD.	ORBK	M75253100	7/14/2005	1(a) The election of director: Dan Falk	Issuer	No	N/A	N/A	10,000
				1(b) The election of director: Yochai Richter		No	N/A	N/A

				2. Approval of proposal to receive, consider and approve the auditor's report and consolidated financial statements		No	N/A	N/A

				3. Approval of proposal to re-appoint Kesselman & Kesselman		No	N/A	N/A
as auditor of the company and to authorize the board of
directors to determine the remuneration of said auditors
				provided such remuneration is also approved by the audit		No	N/A	N/A
committee.

				4. Ratification and approval of proposal to merge the company's 1995 incentive stock plan for key employees of Orbotech LTD's subsidiaries.		No	N/A	N/A

5. Ratification and approval of resolutions of the audit committee and the board of directors pertaining to the annual bonus for 2005 to, the increase in salary of, and the granting of an option and the awarding of restricted shares to, the chief executive officer of the company, who is also a director of the company.
						No	N/A	N/A

				6. Ratification and approval of resolutions of the audit committee and the board of directors with respect to the adoption of an equity remuneration plan for certain directors of the company.		No	N/A	N/A